Revenue From Contract With Customer - Summary of contract costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 15,798	$ 3,050
Incremental costs of obtaining and contract fulfilment costs	15,969	19,519
Amortization and impairment included in operating costs	(13,372)	(6,930)
Foreign currency translation	1,191	159
Balance	$ 19,586	$ 15,798